Related Party Transactions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related Party Transactions
36.	RELATED PARTY TRANSACTIONS

Balances and transactions within the Group had been eliminated upon consolidation. Details of transactions between the Group and other related parties were disclosed as follows:

a.	Related parties

In addition to those disclosed in Note 14, the related parties were as follows:

Related Parties	Relationship with the Company

ASE Cultural and Educational Foundation	Substantial related party

b.
The Group contributed NT$100,000 thousand (US$3,343 thousand) to ASE Cultural and Educational Foundation in 2017, 2018 and 2019, respectively, for environmental charity in promoting the related domestic environmental protection and public service activities (Note 38).

c.
As disclosed in Note 32, USIE repurchased its own 1,283 thousand and 2,805 thousand ordinary shares from the Group’s key management personnel with approximately NT$653,244 thousand and NT$1,247,187 thousand (US$41,698 thousand) in February 2018 and July 2019, respectively.

d.
In 2019, ASE purchased real estate properties from associates with the amount of NT$2,326,000 thousand (US$77,767 thousand), which was primarily based on the independent professional appraisal reports and has been fully paid in September 2019.

f.	Compensation to key management personnel

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$860,631	$1,041,216	$1,027,191	$34,343
Post-employment benefits	2,858	3,884	2,208	74
Share-based payments	-	9,145	134,544	4,498

	$863,489	$1,054,245	$1,163,943	$38,915

The compensation to the Group’s key management personnel was determined according to personal performance and market trends.